Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Aegon United Kingdom [member]
Demographic actuarial assumptions
Mortality	UK mortality table	UK mortality table
Financial actuarial assumptions
Discount rate	4.96%	1.79%
Price inflation	3.20%	3.34%
United States [member]
Demographic actuarial assumptions
Mortality	US mortality table	US mortality table
Financial actuarial assumptions
Salary increase rate	4.00%	4.00%
Health care trend rate	6.30%	6.10%
United States [member] | Top of range [member]
Financial actuarial assumptions
Discount rate	5.14%	2.61%
United States [member] | Bottom of range [member]
Financial actuarial assumptions
Discount rate	5.22%	2.80%